Bingham McCutchen LLP

150 Federal Street

Boston, Massachusetts 02110

November 30, 2007

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Variable Income Trust (filing relates to Legg Mason Partners Variable Adjustable Rate Income Portfolio and Legg Mason Partners Variable High Income Portfolio) (File Nos. 33-40603 and 811-06310)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Variable Income Trust, a Maryland corporation, we are hereby filing Post-Effective Amendment No. 42 to the registration statement for the Fund (the “Amendment”), relating solely to Legg Mason Partners Variable Adjustable Rate Income Portfolio and Legg Mason Partners Variable High Income Portfolio (the “Funds”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to reflect certain changes to the Funds’ investment strategies, as well as to make other updating and conforming changes. The Amendment is to be effective on January 29, 2008.

Please call Barry Hurwitz at (617) 951-8267 or Mana Behbin at (202) 373-6599 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry Hurwitz
Barry Hurwitz